Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.7%

Biotechnology - 56.8%
Arcturus Therapeutics Holdings, Inc.*†	2,290,931	$44,398,243
Beam Therapeutics, Inc.*	2,048,042	76,863,016
Burning Rock Biotech Ltd. (China)*(a)	3,383,088	18,640,815
CareDx, Inc.*†	3,370,274	102,591,140
CRISPR Therapeutics AG (Switzerland)*	1,888,742	93,719,378
Editas Medicine, Inc.*	505,580	6,693,879
Exact Sciences Corp.*	4,335,503	238,669,440
Fate Therapeutics, Inc.*	4,274,721	122,086,032
Incyte Corp.*	1,211,858	90,840,876
Intellia Therapeutics, Inc.*	1,780,643	87,304,926
Ionis Pharmaceuticals, Inc.*	5,927,986	217,912,765
Iovance Biotherapeutics, Inc.*	2,918,768	44,219,335
Nurix Therapeutics, Inc.*	774,008	8,568,268
Organovo Holdings, Inc.*	194,811	559,108
Recursion Pharmaceuticals, Inc., Class A*	2,716,603	16,842,939
Regeneron Pharmaceuticals, Inc.*	55,399	36,514,035
Repare Therapeutics, Inc. (Canada)*†	2,763,704	30,400,744
Surface Oncology, Inc.*†	5,568,289	11,804,773
Twist Bioscience Corp.*	2,203,119	63,537,952
Veracyte, Inc.*	1,941,565	39,743,835
Vertex Pharmaceuticals, Inc.*	368,289	100,623,921
Verve Therapeutics, Inc.*	1,621,064	24,186,275
Total Biotechnology		1,476,721,695

Chemicals - 2.4%
Ginkgo Bioworks Holdings, Inc.*	19,633,360	56,936,744
Zymergen, Inc.*	3,015,560	5,066,141
Total Chemicals		62,002,885

Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc.*†	3,606,201	64,010,068

Financial Services - 0.8%
Dynamics Special Purpose Corp., Class A*†	2,189,888	21,679,891

Health Care Equipment & Supplies - 1.6%
Butterfly Network, Inc.*	7,053,462	23,488,028
Cerus Corp.*	4,218,000	19,487,160
Total Health Care Equipment & Supplies		42,975,188

Health Care Providers & Services - 8.3%
1Life Healthcare, Inc.*	5,766,328	40,652,612
Accolade, Inc.*†	6,212,573	34,541,906
Castle Biosciences, Inc.*	1,076	24,038
Invitae Corp.*	5,547,683	29,458,197
Signify Health, Inc., Class A*	8,052,596	111,125,825
Total Health Care Providers & Services		215,802,578

Health Care Technology - 9.4%
Schrodinger, Inc.*	2,722,677	67,304,576
Teladoc Health, Inc.*	3,919,836	132,333,663
Veeva Systems, Inc., Class A*	240,683	43,792,272
Total Health Care Technology		243,430,511

Life Sciences Tools & Services - 14.2%
10X Genomics, Inc., Class A*	527,710	25,203,430
Adaptive Biotechnologies Corp.*†	7,407,963	61,115,695
Berkeley Lights, Inc.*	3,278,333	16,309,707
Codexis, Inc.*†	3,787,753	45,566,668
Compugen Ltd. (Israel)*	3,086,693	7,346,329
Pacific Biosciences of California, Inc.*†	12,161,292	77,102,591
Personalis, Inc.*†	5,315,226	29,765,266
Quantum-Si, Inc.*†	11,796,144	51,667,111
SomaLogic, Inc.*	8,781,286	55,497,727
Total Life Sciences Tools & Services		369,574,524

Pharmaceuticals - 1.6%
ATAI Life Sciences NV (Germany)*	1,608,832	6,901,889
Pfizer, Inc.	729,647	35,803,779
Total Pharmaceuticals		42,705,668

Software - 2.1%
UiPath, Inc., Class A*	3,116,115	55,560,330
Total Common Stocks (Cost $7,289,836,532)		2,594,463,338
MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (b) (Cost $10,640,346)	10,640,346	10,640,346
Total Investments–100.1% (Cost $7,300,476,878)		2,605,103,684
Liabilities in Excess of Other Assets–(0.1)%		(3,387,967)
Net Assets–100.0%		$2,601,715,717

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Common Stocks — 22.1%
Biotechnology — 7.3%
AquaBounty Technologies, Inc.
32,699,225	4,009,148	(16,947,273)	(29,687,800)	9,926,700	–	–	–	–
Arcturus Therapeutics Holdings, Inc.
84,888,987	48,098,552	(59,684,891)	10,117,343	(39,021,748)	–	–	2,290,931	44,398,243
CareDx, Inc.
310,172,395	112,267,697	(121,606,843)	(993,044)	(197,249,065)	–	–	3,370,274	102,591,140
Cellectis SA
56,897,431	8,557,317	(37,117,817)	(67,316,016)	38,979,085	–	–	–	–
Evogene Ltd.
9,030,619	1,370,733	(5,974,805)	(1,103,073)	(3,323,474)	–	–	–	–
Fate Therapeutics, Inc.
357,383,678	165,310,458	(155,251,465)	(23,239)	(245,333,400)	–	–	–	–
Ionis Pharmaceuticals, Inc.
335,200,942	111,151,766	(212,048,847)	(46,520,788)	30,129,692	–	–	–	–
Repare Therapeutics, Inc.
93,387,201	45,298,482	(42,743,095)	(3,010,868)	(62,530,976)	–	–	2,763,704	30,400,744
Surface Oncology, Inc.
26,008,455	25,837,322	(17,219,276)	(1,440,646)	(21,381,082)	–	–	5,568,289	11,804,773
Twist Bioscience Corp.
303,792,362	85,020,415	(122,804,728)	6,908,228	(209,378,325)	–	–	–	–
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.
81,883,531	72,922,293	(49,086,120)	(557,950)	(41,151,686)	–	–	3,606,201	64,010,068
Financial Services — 0.8%
Dynamics Special Purpose Corp.
19,718,888	13,506,336	(11,624,755)	(17,030)	96,452	–	–	2,189,888	21,679,891
Health Care Providers & Services — 1.3%
Accolade, Inc.
259,620,477	79,603,469	(92,908,679)	(16,081,989)	(195,691,372)	–	–	6,212,573	34,541,906
Castle Biosciences, Inc.
156,646,658	27,282,782	(108,428,616)	(73,103,931)	(2,372,855)	–	–	–	–
Signify Health, Inc.
139,077,091	165,171,256	(91,224,997)	(4,764,908)	(97,132,617)	–	–	–	–
Life Sciences Tools & Services — 10.2%
Adaptive Biotechnologies Corp.
153,890,542	164,031,814	(90,745,580)	(2,340,927)	(163,720,154)	–	–	7,407,963	61,115,695
Berkeley Lights, Inc.
145,389,853	53,105,066	(39,355,971)	(10,191,463)	(132,637,778)	–	–	–	–
Codexis, Inc.
135,791,147	54,737,422	(140,840,098)	26,784,706	(30,906,509)	–	–	3,787,753	45,566,668
Pacific Biosciences of California, Inc.
460,481,139	129,552,825	(169,225,982)	113,015,002	(456,720,393)	–	–	12,161,292	77,102,591
Personalis, Inc.
97,468,702	59,214,298	(46,708,296)	(2,928,813)	(77,280,625)	–	–	5,315,226	29,765,266
Quantum-Si, Inc.
71,309,635	82,833,490	(48,078,385)	(936,040)	(53,461,589)	–	–	11,796,144	51,667,111
Molecular Diagnostics — 0.0%
CM Life Sciences II, Inc.
32,363,829	1,149,934	(1,108,561)	(144,970)	5,547,068	–	–	–	–
$3,363,102,787	$1,510,032,875	$(1,680,735,080)	$(104,338,216)	$(1,944,614,651)	$–	$–	66,470,238	$574,644,096

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,594,463,338	$–	$–	$2,594,463,338
Money Market Fund	10,640,346	–	–	10,640,346
Total	$2,605,103,684	$–	$–	$2,605,103,684

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.